Fixed Assets	9 Months Ended
Sep. 30, 2022
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the nine months ended September 30, 2022, the Group acquired intangible assets of EUR 24,224k (Nine months ended September 30, 2021: EUR 2,273k). Acquired intangibles mainly related to licenses, software and prepayments made to acquire those and, for the nine months ended September 30, 2022, include technology and goodwill acquired in the Frame acquisition. For more details, refer to Note 18.

6.2 Property, plant and equipment

During the nine months ended September 30, 2022, the increase in property, plant and equipment was due primarily to the purchase of technical equipment and machines and other equipment of EUR 8,661k (September 30, 2021: EUR 8,907k) as well as additional amounts recognized as construction in progress of EUR 56,746k for Company-owned GMP IV facility (EUR 49,366k) and equipment physically located at the CMO facilities (EUR 3,616k) and the remaining amount mainly for Company’s GMP facilities. The increase was partially offset by EUR 5,854k impairment of equipment located at a CMO facility, which was recognized in cost of sales.